Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on derivative instruments	$ (73,704)	$ (143,703)	$ 34,820
Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on derivative instruments	(71,874)	(95,945)	(30,233)
Foreign Currency Gain (Loss) [Member] | Cross Currency Swaps Agreement Partial Termination [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (losses) gains			6,800
Foreign Currency Gain (Loss) [Member] | Cross Currency Swaps Agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (losses) gains	(10,140)	(1,992)	1,563
Unrealized losses	$ (61,734)	$ (93,953)	$ (38,596)